Noncontrolling Interests	3 Months Ended
Mar. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

Note 12. Noncontrolling Interests

Noncontrolling interest is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. There were no changes in our ownership interest in any of our consolidated subsidiaries for the three months ended March 31, 2012.

The following tables present a reconciliation of total equity, the equity attributable to our shareholders and the equity attributable to noncontrolling interests (in thousands):

	Three Months Ended March 31, 2012
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$716,402	$682,581	$33,821
Shares issued	4,249	4,249	-
Contributions	750	-	750
Redemption value adjustment	(79)	(79)	-
Net income (loss)	11,712	12,290	(578)
Stock-based compensation expense	5,261	5,261	-
Windfall tax benefit - share incentive plans	4,597	4,597	-
Distributions	(23,511)	(23,330)	(181)
Change in other comprehensive income	2,914	2,531	383
Shares repurchased	(4,305)	(4,305)	-
Balance - end of period	$717,990	$683,795	$34,195

	Three Months Ended March 31, 2011
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$665,474	$625,013	$40,461
Contributions	617	-	617
Redemption value adjustment	691	691	-
Net income (loss)	23,013	23,343	(330)
Stock-based compensation expense	2,451	2,451	-
Windfall tax benefit - share incentive plans	293	293	-
Distributions	(21,305)	(20,418)	(887)
Change in other comprehensive income	6,675	5,764	911
Shares repurchased	(2,860)	(2,860)	-
Balance - end of period	$675,049	$634,277	$40,772

Redeemable Noncontrolling Interest

We account for the noncontrolling interest in WPCI held by one of our officers (Note 3) as a redeemable noncontrolling interest, as we have an obligation to repurchase the interest from that officer, subject to certain conditions. The officer's interest is reflected at estimated redemption value for all periods presented. Redeemable noncontrolling interest, as presented on the consolidated balance sheets, reflects an adjustment of $0.1 million and $(0.5) million at March 31, 2012 and December 31, 2011, respectively, to present the noncontrolling interest at redemption value.

The following table presents a reconciliation of redeemable noncontrolling interest (in thousands):

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920